Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Summary of Goodwill and Intangible Assets

	Internal development costs and patents	Acquired intangible assets	Total	Goodwill	Total
	(in € millions)
Cost
At January 1, 2023	69	193	262	1,168	1,430
Additions	8	—	8	—	8
Write-off of fully amortized intangible assets	(8)	(21)	(29)	—	(29)
Exchange differences	(1)	(4)	(5)	(31)	(36)
At December 31, 2023	68	168	236	1,137	1,373
Additions	3	—	3	—	3
Write-off of fully amortized intangible assets	(7)	(23)	(30)	—	(30)
Reclassifications	—	(10)	(10)	—	(10)
Exchange differences	—	6	6	64	70
At December 31, 2024	64	141	205	1,201	1,406
Accumulated amortization
At January 1, 2023	(50)	(85)	(135)	—	(135)
Amortization charge	(12)	(36)	(48)	—	(48)
Write-off of fully amortized intangible assets	8	21	29	—	29
Exchange differences	(1)	3	2	—	2
At December 31, 2023	(55)	(97)	(152)	—	(152)
Amortization charge	(8)	(28)	(36)	—	(36)
Write-off of fully amortized intangible assets	7	23	30	—	30
Reclassifications	—	6	6	—	6
Exchange differences	—	(5)	(5)	—	(5)
At December 31, 2024	(56)	(101)	(157)	—	(157)
Cost, net accumulated amortization
At December 31, 2023	13	71	84	1,137	1,221
At December 31, 2024	8	40	48	1,201	1,249

Summary of Carrying Amount of Goodwill Allocated to Each of the Operating Segments	The carrying amount of goodwill allocated to each of the operating segments is as follows:

	Premium	Ad-Supported	Premium	Ad-Supported
	2024	2024	2023	2023
	(in € millions)
Goodwill	279	922	269	868